ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Total assets	¥ 5,413,309	¥ 4,876,175	$ 762,448
Variable Interest Entity, Primary Beneficiary [Member]
Total assets	¥ 3,754,958	¥ 2,389,493
Assets, Total [Member]
Percentage of consolidated total asset accounted by VIE and its subsidiaries	69.37%	49.00%
Liabilities, Total [Member]
Percentage of consolidated total liability accounted by VIE and its subsidiaries	84.68%	80.89%
Exclusive Call Option Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Total assets	¥ 100